Share-Based Payments - Summary of Bank's Employee Stock Option Plan Outstanding and Exercisable by Range of Exercise Price (Detail) - Employee stock options [member] shares in Thousands	12 Months Ended
	Oct. 31, 2024 shares $ / shares	Oct. 31, 2023 shares $ / shares	Oct. 31, 2022 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock, options outstanding | shares	11,456	11,558	9,907
Weighted average remaining contractual life, options outstanding	6 years 1 month 13 days
Weighted average exercise price, options outstanding | $ / shares	$ 70.75	$ 72.74	$ 73.24
Number of stock, option exercisable | shares	4,737	5,088
Weighted average exercise price, option exercisable | $ / shares	$ 73.1	$ 71.9
Ranges of exercise prices for outstanding share options one [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock, options outstanding | shares	2,892
Weighted average remaining contractual life, options outstanding	7 years 7 months 13 days
Weighted average exercise price, options outstanding | $ / shares	$ 60.59
Number of stock, option exercisable | shares	494
Weighted average exercise price, option exercisable | $ / shares	$ 63.49
Ranges of exercise prices for outstanding share options two [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock, options outstanding | shares	6,405
Weighted average remaining contractual life, options outstanding	5 years 7 months 17 days
Weighted average exercise price, options outstanding | $ / shares	$ 70.8
Number of stock, option exercisable | shares	3,520
Weighted average exercise price, option exercisable | $ / shares	$ 72.66
Ranges of exercise prices for outstanding share options three [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock, options outstanding | shares	2,159
Weighted average remaining contractual life, options outstanding	5 years 6 months 21 days
Weighted average exercise price, options outstanding | $ / shares	$ 84.24
Number of stock, option exercisable | shares	723
Weighted average exercise price, option exercisable | $ / shares	$ 81.81